OTHER REAL ESTATE OWNED (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
OTHER REAL ESTATE OWNED [Abstract]
Other real estate owned	$ 5,755	$ 6,826	$ 8,580